Distribution Date:	03/17/25	Benchmark 2019-B10 Mortgage Trust
Determination Date:	03/11/25
Next Distribution Date:	04/17/25
Record Date:	02/28/25	Commercial Mortgage Pass-Through Certificates
Series 2019-B10

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	KeyBank National Association
Additional Information	6
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Bond / Collateral Reconciliation - Cash Flows	7
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Balances	8	Primary Servicer	Midland Loan Services, a Division of PNC Bank, National
Current Mortgage Loan and Property Stratification	9-13		Association
Mortgage Loan Detail (Part 1)	14-15		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	16-17
		Special Servicer	Argentic Services Company LP
Principal Prepayment Detail	18
			Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Historical Detail	19		500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	23-24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Liquidated Loan Detail	26		Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Bond / Collateral Loss Reconciliation Detail	27		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Interest Shortfall Detail - Collateral Level	28	Directing Holder	ES Ventures Holding, Inc.
Supplemental Notes	29		CMBSNotices@elliottmgmt.com	(212) 974-3379	CMBSNotices@elliottmgmt.com
			C/o Elliott Management Corporation, 40 W. 57th Street | New York,, NY 10019 | United States
		3 Columbus Circle Loan-	Prima Capital Advisors LLC
		Specific Directing Holder
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08162VAA6	2.793000%	18,060,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08162VAB4	3.614000%	130,611,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	08162VAC2	3.615000%	36,997,000.00	30,551,904.87	761,955.07	92,037.61	0.00	0.00	853,992.68	29,789,949.80	35.08%	30.00%
A-3	08162VAD0	3.455000%	260,000,000.00	257,421,599.38	14,554.73	741,159.69	0.00	0.00	755,714.42	257,407,044.65	35.08%	30.00%
A-4	08162VAE8	3.717000%	319,747,000.00	319,747,000.00	0.00	990,416.33	0.00	0.00	990,416.33	319,747,000.00	35.08%	30.00%
A-M	08162VAG3	3.979000%	107,978,000.00	107,978,000.00	0.00	358,037.05	0.00	0.00	358,037.05	107,978,000.00	23.54%	20.13%
B	08162VAH1	4.180000%	45,105,000.00	45,105,000.00	0.00	157,115.75	0.00	0.00	157,115.75	45,105,000.00	18.71%	16.00%
C	08162VAJ7	3.750000%	45,105,000.00	45,105,000.00	0.00	140,953.13	0.00	0.00	140,953.13	45,105,000.00	13.89%	11.88%
D	08162VAV0	3.000000%	28,703,000.00	28,703,000.00	0.00	71,757.50	0.00	0.00	71,757.50	28,703,000.00	10.82%	9.25%
E	08162VAX6	3.000000%	23,236,000.00	23,236,000.00	0.00	58,090.00	0.00	0.00	58,090.00	23,236,000.00	8.33%	7.13%
F	08162VAZ1	3.628538%	24,602,000.00	24,602,000.00	0.00	74,391.08	0.00	0.00	74,391.08	24,602,000.00	5.70%	4.88%
G	08162VBB3	3.628538%	10,935,000.00	10,935,000.00	0.00	33,065.05	0.00	0.00	33,065.05	10,935,000.00	4.53%	3.88%
H*	08162VBD9	3.628538%	42,371,344.00	42,371,344.00	0.00	53,975.69	0.00	0.00	53,975.69	42,371,344.00	0.00%	0.00%
VRR Interest	BCC2JC348	4.878538%	57,550,018.15	49,250,307.85	40,868.94	196,322.16	0.00	0.00	237,191.10	49,209,438.91	0.00%	0.00%
R	08162VBH0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	08162VBG2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,151,000,362.15	985,006,156.10	817,378.74	2,967,321.04	0.00	0.00	3,784,699.78	984,188,777.36

X-A	08162VAF5	1.220600%	873,393,000.00	715,698,504.26	0.00	727,984.59	0.00	0.00	727,984.59	714,921,994.45
X-B	08162VAK4	0.913538%	90,210,000.00	90,210,000.00	0.00	68,675.22	0.00	0.00	68,675.22	90,210,000.00
X-D	08162VAM0	1.878538%	51,939,000.00	51,939,000.00	0.00	81,307.82	0.00	0.00	81,307.82	51,939,000.00
X-F	08162VAP3	1.250000%	24,602,000.00	24,602,000.00	0.00	25,627.08	0.00	0.00	25,627.08	24,602,000.00
X-G	08162VAR9	1.250000%	10,935,000.00	10,935,000.00	0.00	11,390.63	0.00	0.00	11,390.63	10,935,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	08162VAT5	1.250000%	42,371,344.00	42,371,344.00	0.00	44,136.82	0.00	0.00	44,136.82	42,371,344.00
Notional SubTotal			1,093,450,344.00	935,755,848.26	0.00	959,122.16	0.00	0.00	959,122.16	934,979,338.45

Deal Distribution Total					817,378.74	3,926,443.20	0.00	0.00	4,743,821.94

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162VAA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08162VAB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	08162VAC2	825.79411493	20.59505014	2.48770468	0.00000000	0.00000000	0.00000000	0.00000000	23.08275482	805.19906479
A-3	08162VAD0	990.08307454	0.05597973	2.85061419	0.00000000	0.00000000	0.00000000	0.00000000	2.90659392	990.02709481
A-4	08162VAE8	1,000.00000000	0.00000000	3.09749999	0.00000000	0.00000000	0.00000000	0.00000000	3.09749999	1,000.00000000
A-M	08162VAG3	1,000.00000000	0.00000000	3.31583332	0.00000000	0.00000000	0.00000000	0.00000000	3.31583332	1,000.00000000
B	08162VAH1	1,000.00000000	0.00000000	3.48333333	0.00000000	0.00000000	0.00000000	0.00000000	3.48333333	1,000.00000000
C	08162VAJ7	1,000.00000000	0.00000000	3.12500011	0.00000000	0.00000000	0.00000000	0.00000000	3.12500011	1,000.00000000
D	08162VAV0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	08162VAX6	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	08162VAZ1	1,000.00000000	0.00000000	3.02378181	0.00000000	0.00000000	0.00000000	0.00000000	3.02378181	1,000.00000000
G	08162VBB3	1,000.00000000	0.00000000	3.02378144	0.00000000	0.00000000	0.00000000	0.00000000	3.02378144	1,000.00000000
H	08162VBD9	1,000.00000000	0.00000000	1.27387250	1.74990933	32.85608052	0.00000000	0.00000000	1.27387250	1,000.00000000
VRR Interest	BCC2JC348	855.78266408	0.71014643	3.41133098	0.06780919	1.27317753	0.00000000	0.00000000	4.12147741	855.07251764
R	08162VBH0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	08162VBG2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08162VAF5	819.44611906	0.00000000	0.83351320	0.00000000	0.00000000	0.00000000	0.00000000	0.83351320	818.55704643
X-B	08162VAK4	1,000.00000000	0.00000000	0.76128168	0.00000000	0.00000000	0.00000000	0.00000000	0.76128168	1,000.00000000
X-D	08162VAM0	1,000.00000000	0.00000000	1.56544831	0.00000000	0.00000000	0.00000000	0.00000000	1.56544831	1,000.00000000
X-F	08162VAP3	1,000.00000000	0.00000000	1.04166653	0.00000000	0.00000000	0.00000000	0.00000000	1.04166653	1,000.00000000
X-G	08162VAR9	1,000.00000000	0.00000000	1.04166712	0.00000000	0.00000000	0.00000000	0.00000000	1.04166712	1,000.00000000
X-H	08162VAT5	1,000.00000000	0.00000000	1.04166675	0.00000000	0.00000000	0.00000000	0.00000000	1.04166675	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

			Prior						Additional
			Cumulative	Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	02/01/25 - 02/28/25	30	0.00	92,037.61	0.00	92,037.61	0.00	0.00	0.00	92,037.61	0.00
A-3	02/01/25 - 02/28/25	30	0.00	741,159.69	0.00	741,159.69	0.00	0.00	0.00	741,159.69	0.00
A-4	02/01/25 - 02/28/25	30	0.00	990,416.33	0.00	990,416.33	0.00	0.00	0.00	990,416.33	0.00
A-M	02/01/25 - 02/28/25	30	0.00	358,037.05	0.00	358,037.05	0.00	0.00	0.00	358,037.05	0.00
X-A	02/01/25 - 02/28/25	30	0.00	727,984.59	0.00	727,984.59	0.00	0.00	0.00	727,984.59	0.00
X-B	02/01/25 - 02/28/25	30	0.00	68,675.22	0.00	68,675.22	0.00	0.00	0.00	68,675.22	0.00
X-D	02/01/25 - 02/28/25	30	0.00	81,307.82	0.00	81,307.82	0.00	0.00	0.00	81,307.82	0.00
X-F	02/01/25 - 02/28/25	30	0.00	25,627.08	0.00	25,627.08	0.00	0.00	0.00	25,627.08	0.00
X-G	02/01/25 - 02/28/25	30	0.00	11,390.63	0.00	11,390.63	0.00	0.00	0.00	11,390.63	0.00
X-H	02/01/25 - 02/28/25	30	0.00	44,136.82	0.00	44,136.82	0.00	0.00	0.00	44,136.82	0.00
B	02/01/25 - 02/28/25	30	0.00	157,115.75	0.00	157,115.75	0.00	0.00	0.00	157,115.75	0.00
C	02/01/25 - 02/28/25	30	0.00	140,953.13	0.00	140,953.13	0.00	0.00	0.00	140,953.13	0.00
D	02/01/25 - 02/28/25	30	0.00	71,757.50	0.00	71,757.50	0.00	0.00	0.00	71,757.50	0.00
E	02/01/25 - 02/28/25	30	0.00	58,090.00	0.00	58,090.00	0.00	0.00	0.00	58,090.00	0.00
F	02/01/25 - 02/28/25	30	0.00	74,391.08	0.00	74,391.08	0.00	0.00	0.00	74,391.08	0.00
G	02/01/25 - 02/28/25	30	0.00	33,065.05	0.00	33,065.05	0.00	0.00	0.00	33,065.05	0.00
H	02/01/25 - 02/28/25	30	1,318,010.28	128,121.69	0.00	128,121.69	74,146.01	0.00	0.00	53,975.69	1,392,156.29
VRR Interest	02/01/25 - 02/28/25	30	69,368.97	200,224.58	0.00	200,224.58	3,902.42	0.00	0.00	196,322.16	73,271.39
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,387,379.25	4,004,491.62	0.00	4,004,491.62	78,048.43	0.00	0.00	3,926,443.20	1,465,427.68

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

	Additional Information

Pooled Aggregate Available Funds (1)	4,743,821.94
Gain-on-Sale Proceeds Reserve Account Summary
Beginning Account Balance	0.00
Deposit Amount	0.00
Withdrawal Amount	0.00
Ending Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,754,945.50	Master Servicing Fee	9,170.08
Interest Reductions due to Nonrecoverability Determination	0.00	Trustee / Certificate Administrator Fee	5,209.59
Interest Adjustments	(38.89)	CREFC® Intellectual Property Royalty License Fee	383.06
Deferred Interest	0.00	Operating Advisor Fee	1,187.48
ARD Interest	0.00	EU Reporting Administrator Fee	1,708.44
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	267,204.78
Total Interest Collected	4,022,111.39	Total Fees	17,658.65

Principal		Expenses/Reimbursements
Scheduled Principal	807,339.85	Reimbursement for Interest on Advances	255.21
Unscheduled Principal Collections		ASER Amount	64,362.06
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	11,942.78
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,449.49
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	10,000.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	38.89	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	817,378.74	Total Expenses/Reimbursements	78,009.54

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,926,443.20
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	817,378.74
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,743,821.94
Total Funds Collected	4,839,490.13	Total Funds Distributed	4,839,490.13

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	985,006,156.90	985,006,156.90	Beginning Certificate Balance	985,006,156.10
(-) Scheduled Principal Collections	807,339.85	807,339.85	(-) Principal Distributions	817,378.74
(-) Unscheduled Principal Collections	10,000.00	10,000.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	38.89	38.89	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	984,188,778.16	984,188,778.16	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	986,038,827.61	986,038,827.61	Ending Certificate Balance	984,188,777.36
Ending Actual Collateral Balance	985,357,545.72	985,357,545.72

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.80)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.80)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	61,425,553.59	6.24%	48	4.9890	NAP	Defeased	3	61,425,553.59	6.24%	48	4.9890	NAP
	7,499,999 or less	3	16,370,813.01	1.66%	48	4.8454	2.322462	1.44 or less	13	267,684,399.65	27.20%	46	5.0841	1.067674
7,500,000 to 14,999,999		14	162,402,411.72	16.50%	47	5.0036	1.602813	1.45 to 1.49	3	45,260,552.02	4.60%	47	5.1641	1.475224
15,000,000 to 24,999,999		10	201,206,521.18	20.44%	47	5.0637	1.487124	1.50 to 1.74	6	121,987,518.41	12.39%	47	4.5898	1.597824
25,000,000 to 49,999,999		9	294,052,017.11	29.88%	47	4.9351	1.689096	1.75 to 2.49	15	411,182,733.47	41.78%	48	4.8746	2.014354
	50,000,000 or greater	4	248,731,461.55	25.27%	46	4.6446	1.956150	2.50 to 3.49	2	71,298,021.02	7.24%	45	4.6945	2.604754
	Totals	43	984,188,778.16	100.00%	47	4.9012	1.725104	3.50 and greater	1	5,350,000.00	0.54%	47	4.4100	3.610000
								Totals	43	984,188,778.16	100.00%	47	4.9012	1.725104
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	4	61,425,553.59	6.24%	48	4.9890	NAP
							Defeased	4	61,425,553.59	6.24%	48	4.9890	NAP
Alabama	21	30,045,328.16	3.05%	47	5.2090	1.801428
							Industrial	1	6,016,595.19	0.61%	47	4.8800	1.820000
Arizona	3	51,658,132.94	5.25%	47	5.7301	1.608094
							Lodging	5	92,466,386.34	9.40%	47	5.4161	1.555562
California	7	180,643,431.63	18.35%	47	4.7608	1.716896
							Mixed Use	6	95,800,000.00	9.73%	48	5.0208	1.905846
Colorado	1	29,963,744.54	3.04%	48	4.8900	2.270000
							Multi-Family	12	183,425,673.70	18.64%	48	4.9697	1.562673
Florida	2	10,586,157.61	1.08%	47	5.0883	1.761394
							Office	17	337,938,309.39	34.34%	47	4.6137	1.907596
Illinois	4	40,006,399.31	4.06%	48	4.8884	1.845315
							Other	1	11,000,000.00	1.12%	48	4.8500	1.930000
Indiana	1	11,928,131.18	1.21%	46	4.9600	1.240000
							Retail	43	165,856,193.60	16.85%	46	5.0025	1.346197
Iowa	2	1,607,462.60	0.16%	46	5.1575	1.190000
							Self Storage	6	30,260,066.36	3.07%	47	5.0332	2.234692
Massachusetts	1	5,237,944.88	0.53%	48	4.8200	1.410000
							Totals	95	984,188,778.16	100.00%	47	4.9012	1.725104
Michigan	4	4,876,316.97	0.50%	46	5.1541	1.642932

Minnesota	7	5,956,657.94	0.61%	46	5.1575	1.190000

Missouri	1	58,731,461.55	5.97%	44	4.9968	1.020000

New Hampshire	1	4,972,732.47	0.51%	48	4.8200	1.410000

New York	10	221,137,079.55	22.47%	47	4.5835	2.139043

Ohio	3	60,208,919.38	6.12%	46	5.0384	1.349249

Oklahoma	10	47,818,092.89	4.86%	48	5.2203	1.141269

Pennsylvania	4	35,786,411.49	3.64%	48	5.0948	1.490394

Tennessee	1	6,016,595.19	0.61%	47	4.8800	1.820000

Texas	7	93,882,224.28	9.54%	48	4.8572	1.855452

Washington	1	21,700,000.00	2.20%	47	5.0000	0.900000

Totals	95	984,188,778.16	100.00%	47	4.9012	1.725104

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	61,425,553.59	6.24%	48	4.9890	NAP	Defeased	3	61,425,553.59	6.24%	48	4.9890	NAP
	3.9999% or less	2	115,000,000.00	11.68%	48	3.8917	2.024783	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.7499%	2	16,648,021.02	1.69%	48	4.4032	2.944932	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	15	364,083,972.58	36.99%	47	4.8697	1.838426	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	21	427,031,230.97	43.39%	47	5.2066	1.474271	49 months or greater	40	922,763,224.57	93.76%	47	4.8953	1.713092
	Totals	43	984,188,778.16	100.00%	47	4.9012	1.725104	Totals	43	984,188,778.16	100.00%	47	4.9012	1.725104
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	61,425,553.59	6.24%	48	4.9890	NAP	Defeased	3	61,425,553.59	6.24%	48	4.9890	NAP
	60 months or less	40	922,763,224.57	93.76%	47	4.8953	1.713092	Interest Only	18	490,950,683.49	49.88%	47	4.7863	1.940652
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	21	420,514,520.06	42.73%	47	5.0359	1.422782
	Totals	43	984,188,778.16	100.00%	47	4.9012	1.725104	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	1	11,298,021.02	1.15%	48	4.4000	2.630000
								Totals	43	984,188,778.16	100.00%	47	4.9012	1.725104
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	61,425,553.59	6.24%	48	4.9890	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	35	840,223,203.75	85.37%	47	4.8777	1.778887
	13 months to 24 months	4	74,439,337.33	7.56%	47	5.0717	1.036078
	25 months or greater	1	8,100,683.49	0.82%	48	5.1000	1.110000
	Totals	43	984,188,778.16	100.00%	47	4.9012	1.725104
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 29

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10201216	1	OF	New York	NY	Actual/360	3.914%	228,316.67	0.00	0.00	N/A	03/11/29	--	75,000,000.00	75,000,000.00	03/11/25
2	10201217	1	OF	New York	NY	Actual/360	4.750%	221,666.67	0.00	0.00	N/A	12/06/28	--	60,000,000.00	60,000,000.00	02/06/25
3	10201218	1	RT	Saint Louis	MO	Actual/360	4.997%	228,651.46	102,625.76	0.00	N/A	11/01/28	--	58,834,087.31	58,731,461.55	03/01/25
5	10201227	1	OF	Beverly Hills	CA	Actual/360	5.150%	220,305.56	0.00	0.00	N/A	02/06/29	--	55,000,000.00	55,000,000.00	03/06/25
6	10201228	1	OF	Austin	TX	Actual/360	4.830%	161,536.67	0.00	0.00	N/A	03/06/29	--	43,000,000.00	43,000,000.00	03/06/25
7	10201229	1	OF	San Francisco	CA	Actual/360	3.850%	119,777.78	0.00	0.00	N/A	03/06/29	--	40,000,000.00	40,000,000.00	03/06/25
9	10201232	1	MU	New York	NY	Actual/360	5.150%	160,222.22	0.00	0.00	N/A	02/06/29	--	40,000,000.00	40,000,000.00	03/06/25
11	10201234	1	MF	Chicago	IL	Actual/360	4.870%	142,085.04	58,898.78	0.00	N/A	03/01/29	--	37,511,450.59	37,452,551.81	03/01/25
12	10201235	1	LO	Scottsdale	AZ	Actual/360	5.915%	163,321.67	0.00	0.00	N/A	02/06/29	--	35,500,000.00	35,500,000.00	03/06/25
13	10201236	1	OF	Denver	CO	Actual/360	4.890%	114,197.16	61,802.37	0.00	N/A	03/01/29	--	30,025,546.91	29,963,744.54	12/01/24
14	10201237	1	MF	Katy	TX	Actual/360	4.801%	116,130.86	0.00	0.00	N/A	03/01/29	--	31,100,000.00	31,100,000.00	03/01/25
15	10201238	1	RT	Various	Various	Actual/360	5.157%	112,520.02	44,988.69	0.00	01/06/29	01/06/33	--	28,050,327.40	28,005,338.71	03/06/25
16	10201239	1	OF	Tulsa	OK	Actual/360	5.250%	98,958.52	59,385.89	0.00	N/A	03/06/29	--	24,234,738.95	24,175,353.06	03/06/25
17	10201241	1	MF	Houston	TX	Actual/360	4.840%	98,978.92	45,969.69	0.00	N/A	03/06/29	--	26,293,102.37	26,247,132.68	03/06/25
18	10201242	1	MF	Toledo	OH	Actual/360	5.100%	102,448.68	44,147.76	0.00	N/A	02/06/29	--	25,827,397.13	25,783,249.37	01/06/24
19	10201243	1	OF	Cincinnati	OH	Actual/360	5.059%	92,353.67	45,456.80	0.00	N/A	12/06/28	--	23,471,126.81	23,425,670.01	03/06/25
20	10201244	1	MF	Oklahoma City	OK	Actual/360	5.190%	95,583.40	36,054.99	0.00	N/A	02/06/29	--	23,678,794.83	23,642,739.84	03/06/25
21	10201245	1	MF	Seattle	WA	Actual/360	5.000%	84,388.89	0.00	0.00	N/A	02/06/29	--	21,700,000.00	21,700,000.00	03/06/25
22	10201246	1	MU	San Mateo	CA	Actual/360	4.950%	80,850.00	0.00	0.00	N/A	03/06/29	--	21,000,000.00	21,000,000.00	03/06/25
23	10201247	1	RT	San Diego	CA	Actual/360	5.230%	81,355.56	0.00	0.00	N/A	12/01/28	--	20,000,000.00	20,000,000.00	03/01/25
24	10201248	1	OF	San Francisco	CA	Actual/360	5.000%	71,849.39	40,146.72	38.89	N/A	03/01/29	--	18,485,557.33	18,445,410.61	04/01/23
25	10201249	1	MF	Various	Various	Actual/360	5.150%	70,097.22	0.00	0.00	N/A	02/01/29	--	17,500,000.00	17,500,000.00	03/01/25
26	10201250	1	RT	Roanoke	TX	Actual/360	4.870%	61,904.17	25,788.24	0.00	N/A	02/01/29	--	16,343,135.90	16,317,347.66	03/01/25
27	10201251	1	LO	Various	TX	Actual/360	5.400%	63,441.84	29,491.51	0.00	N/A	03/06/29	--	15,105,198.90	15,075,707.39	03/06/25
28	10201252	1	LO	Audubon	PA	Actual/360	5.100%	55,098.05	27,973.27	0.00	N/A	03/01/29	--	13,890,265.28	13,862,292.01	03/01/25
29	10201253	1	LO	Phoenixville	PA	Actual/360	5.100%	55,098.05	27,973.27	0.00	N/A	03/01/29	--	13,890,265.28	13,862,292.01	03/01/25
30	10201254	1	LO	Tucson	AZ	Actual/360	5.380%	60,112.61	23,929.84	0.00	N/A	01/06/29	--	14,365,732.16	14,341,802.32	03/06/25
31	10201255	1	MU	Brooklyn	NY	Actual/360	4.790%	55,883.33	0.00	0.00	N/A	03/06/29	--	15,000,000.00	15,000,000.00	03/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
32	10201256	1	LO	Anaheim	CA	Actual/360	4.850%	56,206.11	0.00	0.00	N/A	02/06/29	--	14,900,000.00	14,900,000.00	03/06/25
33	10201257	1	SS	Various	Various	Actual/360	5.060%	54,380.03	23,721.43	0.00	N/A	02/06/29	--	13,817,624.14	13,793,902.71	03/06/25
34	10201258	1	OF	Indianapolis	IN	Actual/360	4.960%	46,111.34	24,693.96	0.00	N/A	01/06/29	--	11,952,825.14	11,928,131.18	03/06/25
35	10201259	1	MU	New York	NY	Actual/360	4.980%	48,029.33	0.00	0.00	N/A	03/06/29	--	12,400,000.00	12,400,000.00	03/06/25
36	10201260	1	RT	Los Angeles	CA	Actual/360	4.400%	38,713.84	14,464.76	0.00	N/A	03/06/29	--	11,312,485.78	11,298,021.02	03/06/25
37	10201261	1	SS	Various	AL	Actual/360	5.300%	45,899.62	18,515.72	0.00	N/A	03/06/29	--	11,134,679.37	11,116,163.65	03/06/25
38	10201262	1	98	Fairlawn	OH	Actual/360	4.850%	41,494.44	0.00	0.00	N/A	03/06/29	--	11,000,000.00	11,000,000.00	03/06/25
39	10201263	1	RT	Various	Various	Actual/360	4.820%	38,345.89	17,922.73	0.00	N/A	03/01/29	--	10,228,600.08	10,210,677.35	03/01/25
40	10201264	1	RT	New York	NY	Actual/360	5.100%	32,132.71	0.00	0.00	N/A	03/01/29	--	8,100,683.49	8,100,683.49	11/01/23
41	10201265	1	Various Various		Various	Actual/360	4.880%	29,792.08	16,275.44	0.00	N/A	02/06/29	--	7,849,201.25	7,832,925.81	03/06/25
42	10201266	1	RT	The Colony	TX	Actual/360	5.200%	31,419.58	13,058.40	0.00	N/A	03/01/29	--	7,768,578.57	7,755,520.17	03/01/25
43	10201267	1	MU	Brooklyn	NY	Actual/360	5.060%	29,123.11	0.00	0.00	N/A	03/06/29	--	7,400,000.00	7,400,000.00	03/06/25
44	10201268	1	SS	Sugar Land	TX	Actual/360	4.410%	18,350.50	0.00	0.00	N/A	02/06/29	--	5,350,000.00	5,350,000.00	03/06/25
45	10201269	1	RT	Houston	TX	Actual/360	5.050%	14,250.60	7,344.66	0.00	N/A	03/01/29	--	3,628,157.67	3,620,813.01	03/01/25
46	10201270	1	MF	Shreveport	LA	Actual/360	5.180%	13,523.35	6,748.06	0.00	N/A	02/06/29	--	3,356,594.26	3,349,846.20	03/06/25
Totals								3,754,906.61	817,378.74	38.89				985,006,156.90	984,188,778.16
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	55,730,693.00	56,455,111.00	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	8,007,591.36	3,788,535.00	01/01/24	06/30/24	--	0.00	0.00	221,491.67	221,491.67	0.00	0.00
3	1	20,322,010.38	13,559,872.23	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	5,881,416.15	2,708,263.97	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	1	46,452,556.00	40,388,651.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	9,041,959.86	6,918,750.12	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	3,891,175.44	3,215,538.16	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	3,849,469.50	3,400,536.04	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	3,922,959.00	3,765,948.00	01/01/24	09/30/24	--	0.00	0.00	175,156.95	525,896.95	0.00	0.00
14	1	3,148,001.00	2,892,811.00	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	2,740,750.37	2,767,269.39	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	4,023,403.43	3,678,730.76	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	0.00	3,394,032.06	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	2,239,589.11	1,295,195.21	01/01/23	09/30/23	07/11/24	0.00	28,689.46	145,721.01	2,012,625.90	537,925.58	0.00
19	1	6,726,703.88	6,379,097.44	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	2,366,481.19	2,307,352.28	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	886,945.58	761,148.42	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	1,692,169.13	2,477,312.98	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	8,660,032.00	349,876.00	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	783,761.00	570,257.16	01/01/23	09/30/23	11/12/24	9,495,263.29	675,932.92	64,875.82	1,667,881.25	0.00	0.00
25	1	7,978,130.00	8,652,104.55	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	1,370,410.00	1,893,984.10	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1	1,691,712.71	1,612,911.85	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	1,435,544.75	1,711,514.73	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	3,868,905.19	3,405,119.27	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	1,126,604.35	1,600,726.74	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	1	1,557,960.02	1,057,035.45	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	1,738,084.01	1,480,512.93	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	1,338,854.07	1,243,098.75	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	692,924.26	590,636.04	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	2,286,812.54	1,398,868.09	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	2,228,294.42	1,898,812.21	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	1,024,802.03	785,422.99	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	958,531.00	954,678.00	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	649,114.00	276,173.00	01/01/21	06/30/21	11/12/24	6,932,752.24	383,158.87	4,558.44	180,179.87	178,841.81	0.00
41	1	1,034,139.55	1,092,084.07	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	1,090,498.00	829,926.00	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	651,893.20	672,299.68	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	930,348.69	875,560.84	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	349,876.00	325,354.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals		224,371,106.17	193,431,111.51				16,428,015.53	1,087,781.25	611,803.88	4,608,075.64	716,767.39	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

			Principal Prepayment Detail
				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
24	10201248	1	10,000.00	Partial Liquidation (Curtailment)	0.00	0.00
Totals			10,000.00		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.						Page 18 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/25	0	0.00	1	29,963,744.54	3	52,329,343.47	1	18,445,410.61	1	8,100,683.49	1	55,000,000.00	1	10,000.00	0	0.00	4.901160%	4.878115%	47
02/18/25	1	30,025,546.91	0	0.00	3	52,413,637.95	1	18,485,557.33	1	8,100,683.49	0	0.00	0	0.00	0	0.00	4.901276%	4.878226%	48
01/17/25	0	0.00	0	0.00	3	52,468,973.49	1	18,507,866.79	1	8,100,683.49	0	0.00	0	0.00	0	0.00	4.901363%	4.878310%	49
12/17/24	0	0.00	0	0.00	3	52,524,068.99	1	18,530,080.61	1	8,100,683.49	0	0.00	0	0.00	0	0.00	4.901450%	4.878394%	50
11/18/24	0	0.00	0	0.00	3	52,585,148.79	1	18,554,765.20	1	8,100,683.49	0	0.00	0	0.00	0	0.00	4.901545%	4.878485%	51
10/18/24	0	0.00	0	0.00	3	52,639,740.32	1	18,576,777.96	1	8,100,683.49	0	0.00	0	0.00	0	0.00	4.901630%	4.878568%	52
09/17/24	0	0.00	0	0.00	3	52,700,334.46	1	18,601,268.78	1	8,100,683.49	1	24,482,443.80	1	1,826,960.10	0	0.00	4.901724%	4.878658%	53
08/16/24	0	0.00	0	0.00	3	52,754,426.32	1	18,623,082.18	1	8,100,683.49	0	0.00	0	0.00	0	0.00	4.902448%	4.879392%	54
07/17/24	0	0.00	0	0.00	4	79,351,855.35	1	18,644,802.06	1	8,100,683.49	1	26,062,797.97	0	0.00	0	0.00	4.902528%	4.879469%	55
06/17/24	0	0.00	0	0.00	4	79,449,479.17	1	18,669,010.63	1	8,100,683.49	1	26,581,309.16	0	0.00	0	0.00	4.902617%	4.879555%	56
05/17/24	0	0.00	0	0.00	4	79,536,864.77	1	18,690,533.61	1	8,100,683.49	0	0.00	0	0.00	0	0.00	4.902697%	4.879631%	57
04/17/24	1	26,511,431.12	0	0.00	4	79,633,724.82	1	18,714,552.42	1	8,100,683.49	0	0.00	0	0.00	0	0.00	4.902785%	4.879716%	58
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 29

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	10201217	02/06/25	0	B	221,491.67	221,491.67	0.00	60,000,000.00	09/18/24	13
13	10201236	12/01/24	2	2	175,156.95	525,896.95	0.00	30,124,058.16	03/12/25	13
18	10201242	01/06/24	13	6	145,721.01	2,012,625.90	952,224.16	26,267,304.83	03/11/24	98
24	10201248	04/01/23	22	6	64,875.82	1,667,881.25	244,961.14	18,969,809.45	07/07/23	2		08/25/23
40	10201264	11/01/23	15	6	4,558.44	180,179.87	418,092.11	8,100,683.49	01/10/22	7			12/05/23
Totals					611,803.88	4,608,075.64	1,615,277.41	143,461,855.93
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		1,912,366,879	1,747,780,703	111,493,988		53,092,188
49 - 60 Months		0	0	0		0
> 60 Months		56,010,677	56,010,677	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-25	984,188,778	901,895,690	0	29,963,745	25,783,249	26,546,094
Feb-25	985,006,157	902,566,972	30,025,547	0	25,827,397	26,586,241
Jan-25	985,619,210	933,150,236	0	0	25,860,423	26,608,550
Dec-24	986,229,502	933,705,433	0	0	44,423,386	8,100,683
Nov-24	986,900,878	934,315,730	0	0	44,484,465	8,100,683
Oct-24	987,505,405	934,865,665	0	0	44,539,057	8,100,683
Sep-24	988,171,227	935,470,893	0	0	25,998,382	26,701,952
Aug-24	990,588,776	937,834,350	0	0	26,030,661	26,723,766
Jul-24	991,176,704	911,824,849	0	0	52,606,370	26,745,486
Jun-24	991,826,531	912,377,052	0	0	52,679,785	26,769,694
May-24	992,408,888	912,872,023	0	0	52,745,648	26,791,217
Apr-24	993,053,346	886,908,190	26,511,431	0	52,818,489	26,815,236
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	10201217	60,000,000.00	60,000,000.00	505,000,000.00	10/25/18	3,788,535.00	2.62000	--	12/06/28	I/O
5	10201227	55,000,000.00	55,000,000.00	103,400,000.00	04/11/19	2,708,263.97	1.88000	--	02/06/29	I/O
13	10201236	29,963,744.54	30,124,058.16	63,100,000.00	04/11/19	3,765,948.00	2.38000	--	03/01/29	287
18	10201242	25,783,249.37	26,267,304.83	19,100,000.00	01/30/25	1,295,195.21	0.98000	--	02/06/29	288
24	10201248	18,445,410.61	18,969,809.45	9,600,000.00	01/27/25	570,257.16	0.77000	--	03/01/29	288
40	10201264	8,100,683.49	8,100,683.49	1,900,000.00	09/01/24	276,173.00	1.12000	--	03/01/29	I/O
Totals		197,293,088.01	198,461,855.93	702,100,000.00		12,404,372.34
						2 Resolution Strategy Code
						1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
						2 - Foreclosure	7 - REO		11- Full Payoff
						3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
						4 - Extension	9 - Pending Return to Master Servicer		13 - TBD
						5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 29

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2	10201217	OF	NY	09/18/24	13
"

3/11/2025 Loan transferred for Imminent Default on 9/18/24. Collateral consists of a 667,446 NRSF, Class A commercial condominium unit (Property), which is comprised of office on floors 14 through 41 (638K SF) and ground floor retail

(26K SF) with in a 42-story, 888,295 SF Class A office building on a 46,740 SF site. Floors 2 through 11 are a separate, non-collateral condominium unit that is currently occupied by Murray Hill Academy. Loan is currently due for 3/6/25. Borrower has requested a modification to reduce the interest rate for two years, defer the repayment of these amounts to Maturity, and change the priority of the Cash Management waterfall. Local counsel has been retained to file for foreclosure and/or receivership, if necessary. Lender’s dual tracking the foreclosure process while discussing Borrower's request.
"

5	10201227	OF	CA	11/20/24	1
"

3/11/2025 Asset transferred to special servicing effective November 20, 2024 due to Non-monetary Default. Lender and Borrower entered into a forbearance and reinstatement agreement. SS is currently underwriting Borrower's loan assumption request and will provide a recommendation to the Lender in the near term. Lender and Borrower entered into a forbearance and reinstatement agreement that is structured to resolve the ongoing defaults as well as cure the cash management trigger with the execution of the Proposed Leases.
"

13	10201236	OF	CO	03/12/25	13
"	3/12/2025 Transferred to the Special Servicer 3/12/25

2/25/2025 Per the 4Q24 Rent Roll - Occupancy is at 96.23%, largest tenant, BOA Technology renewed their lease until 6/30/2035, due to this Analyst recommends removing from Watchlist for Trigger 4C (single tenant occupying greater than 30% lease expires within the next 12 months) and for Trigger 4D (Combination of top 3 tenants with lease expirations within the next 6 months, and that individually occupy at least 5% NRA and cumulatively occupy greater than 30% NRA.

	2/23/2025 Any Leases with respect to the Property written after the date hereof, for more than 5,000 square feet (each a ""Major Lease"") shall be subject to the prior written approval of Lender.
	2/23/2025 There is no deferred maintenance on the 12/07/23 inspection.

2/23/2025 ""Cash Sweep Event"" shall mean the occurrence of: (a) an Event of Default; (b) any Bankruptcy Action of Borrower or Manager; (c) a DSCR Trigger Event; (d) a Boa Technology Trigger Event; or (e) any Mezzanine Loan Default.

""DSCR Trigger Event"" shall mean, that as of the date of determination, the Debt Service Coverage Ratio based on the trailing three (3) month period immediately preceding the date of such determination is less than 1.10 to 1.00.

""Boa Technology Trigger Event"" shall mean the occurrence of any of the following:

(i) the Boa Technology Renewal Criteria is not satisfied on or before the date that is twelve (12) months prior to the expiration date under the Boa Technology Lease, (ii) any Bankruptcy Action of Boa Technology, (iii) Boa Technology ""goes dark"", vacates for a period of more than five (5) consecutive Business Days or abandons its premises at the Property or ceases operations at the
Property, (iv) Boa
18	10201242	MF	OH	03/11/24	98
"	3/11/2025 Loan transferred to special servicing effective 3/11/24. The loan is in default and remains past due for the February 2024 payment. An executed PNA is in place.

The receiver was appointed at the property, effective 10/17/24, and is diligently addressing the various condition issues at the property. SS recently obtained Lender's approval to allow the receiver to conduct repairs on units that have minor condition issues as it continues to evaluate all options in an effort to maximize recovery on the Loan. The work is expected to be completed by early April. Effective 6/28/24, the parties entered into a 90-day forbearance through 9/30/24 to forbear from any remedies available to Lender as a result of Existing Defaults.
"

24	10201248	OF	CA	07/07/23	2
"

3/11/2025 Loan transferred to Special Servicing on 07/7/2023 due to payment default. Borrower consented to the appointment of a receiver and the receivership was granted on 11.3.23. The receiver has engaged a local third-party leasing and property management company. Special Servicer has countered the DPO offer provided by borrower and borrower's final counter does not demonstrate a clear premium above market value. The Special Servicer is actively pursuing foreclosure.
"

© 2021 Computershare. All rights reserved. Confidential.						Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
40	10201264	RT	NY	01/10/22	7
"

3/11/2025 Loan transferred to special servicing on 1/10/22 and transferred to ASC as successor Special Servicer on 2/16/23. Lender and former tenant successfully completed settlement agreement on the remaining lease obligations of tenant. Lender h ad the winning bid at the foreclosure sale that occurred 10/25/2023. A lease for 100% of the NRA (2,726 SF) was executed with Joe & The Juice. The tenant is in place and has commenced rent. The Special Servicer has engaged a local brokerage firm to market the REO property for sale.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
		Loan				Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group				Code¹	Date	Date	Date
5	10201227	1 0.00	5.15000%	0.00	5.15000%	10	01/21/25	12/31/24	01/21/25
8	10201230	1 0.00	5.34000%	0.00	5.34000%	8	01/05/21	01/05/21	09/13/21
8	10201230	1 0.00	5.34000%	0.00	5.34000%	8	09/13/21	01/05/21	01/05/21
16	10201239	1 0.00	5.25000%	0.00	5.25000%	8	09/05/24	09/05/24	09/05/24
17	10201241	1 0.00	4.84000%	0.00	4.84000%	8	05/31/24	05/31/24	05/31/24
18	10201242	1 0.00	5.10000%	0.00	5.10000%	10	06/28/24	06/28/24	06/28/24
27	10201251	1 0.00	5.40000%	0.00	5.40000%	10	06/04/20	06/04/20	04/06/20
27	10201251	1 0.00	5.40000%	0.00	5.40000%	10	04/06/20	06/04/20	06/04/20
32	10201256	1 0.00	4.85000%	0.00	4.85000%	8	04/11/22	02/11/22	02/11/22
32	10201256	1 0.00	4.85000%	0.00	4.85000%	8	02/11/22	02/11/22	04/11/22
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	11,666.66	0.00	0.00	0.00	0.00	0.00	255.21	0.00	0.00	0.00
5	0.00	0.00	(11,840.28)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	1,449.49	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	5,021.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	38.89	0.00	3,594.41	0.00	0.00	36,889.10	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	3,500.00	0.00	0.00	27,472.96	0.00	0.00	0.00	0.00	0.00	0.00
Total	38.89	0.00	11,942.78	0.00	1,449.49	64,362.06	0.00	0.00	255.21	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		78,048.43

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
Risk Retention

Pursuant to the TSA and the EU Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "EURisk Retention Special Notices" tab for the Hudson Yards 2019-30HY

Mortgage Trust transaction, certain information provided to the Certificate Administrator regarding each Retaining Party'scompliance with the EU Retention Covenant and the EU Hedging Covenant under the EU Retention Rules. Investors should refer to the

Certificate Administrator's website for all suchinformation.Disclosable Special Servicer Fees would be disclosed here.

© 2021 Computershare. All rights reserved. Confidential.	Page 29 of 29